Financial Risk Management - Summary of Details of Amounts Presented in Different Currency (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Cash and cash equivalents	R$ 660,305	R$ 136,581	R$ 102,569	R$ 83,449
Financial instruments at fair value through profit or loss	1,168,355	1,243,764
Accounts receivable	101,523	57,675
Current assets	1,955,582	1,457,556
Non-current assets	344,137	309,398
Trade payables	1,869	1,247
Loans and obligations	76,722	13,168
Labor and social security obligations	101,506	87,732
Current liabilities	235,351	155,913
Loans and obligations	540,369	162,122
Lease	48,431	62,064
Non-current liabilities	683,594	235,494
Foreign exchange risk [member]
Statements [Line Items]
Cash and cash equivalents	486,977	30,087
Financial instruments at fair value through profit or loss	606	0
Accounts receivable	5,927	13,823
Other receivables	2,381	1,618
Current assets	495,891	45,528
Other receivables	(29)	0
Leases, property and equipment	2,684	3,596
Non-current assets	2,655	3,596
Trade payables	589	1,657
Loans and obligations	6,993	0
Labor and social security obligations	5,485	7,295
Current liabilities	13,067	8,952
Payables to related parties	0	608
Other payables	242	0
Loans and obligations	424,340	0
Lease	940	1,973
Non-current liabilities	425,522	2,581
Net Equity	R$ 59,957	R$ 37,591